Debt Obligations (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 12, 2022	May 27, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 01, 2022	Nov. 03, 2021
Debt issuance costs			$ 53,445	$ 25,160
Warrants exercise price						$ 12.00
Talos Victory Fund [Member]
Bears interest rate	8.00%
Borrowed amount	$ 296,000
Original issue discount	29,600
Loan	$ 35,520
Donald W. Reeve [Member]
Date of Promissory Note			May 25, 2021
Payment of principal amount					$ 100,000
Mast Hill Fund L P [Member]
Bears interest rate		8.00%	8.00%
Borrowed amount		$ 355,000	$ 370,000
Due maturity date	April 12, 2023	May 26, 2023	February 15, 2023
Amortized to interest expense		$ 113,400	$ 131,600
Debt issuance costs	$ 45,920	$ 54,975	$ 54,650
Warrant to purchase commo stock shares	9,867	11,834	12,334
Warrants exercise price	$ 12.00	$ 12.00	$ 12.00
Warrants term		5 years	5 years
Original issue discount		$ 35,500	$ 37,000
Loan		$ 42,600